Short-Term Borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt [Line Items]
Amount outstanding at end of year	$ 159,846	$ 147,563
Cash Management [Member]
Short-term Debt [Line Items]
Amount outstanding at end of year	159,846	147,563	124,615
Maximum amount outstanding at any month end	166,374	148,002	130,996
Average amount outstanding	$ 152,982	$ 133,803	$ 119,213
Weighted average interest rate, For the year (in hundredths)	0.96%	1.18%	1.49%
Weighted average interest rate, As of year end (in hundredths)	0.89%	1.13%	1.40%